April 30, 2024

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: iShares MSCI Total International Index Fund and iShares Russell 1000 Large-Cap Index

Fund, each a series of BlackRock Funds III

Post-Effective Amendment No. 369 to the Registration Statement on Form N-1A

(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds III (the “Registrant”), on behalf of its series iShares MSCI Total International Index Fund and iShares Russell 1000 Large-Cap Index Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 369 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 369 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on April 23, 2024.

Sincerely,

BlackRock Funds III

/s/ Janey Ahn

Janey Ahn

Secretary of the Registrant